Derivative Financial Instruments - Impact of Derivatives on Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative Assets:
Derivative assets	$ 2,785	$ 3,093
Derivative Liabilities:
Derivative liabilities	(2,499)	(3,057)
Net total derivatives	286	36
Interest Rate Swaps [Member]
Derivative Assets:
Derivative assets	1,546	1,733
Derivative Liabilities:
Derivative liabilities	(209)	(270)
Cross-Currency Interest Rate Swaps [Member]
Derivative Assets:
Derivative assets	1,235	1,359
Derivative Liabilities:
Derivative liabilities	(136)	(243)
Other [Member]
Derivative Assets:
Derivative assets	4	1
Floor Income Contracts [Member]
Derivative Liabilities:
Derivative liabilities	(2,154)	(2,544)
Cash Flow [Member]
Derivative Liabilities:
Derivative liabilities	(11)	(26)
Net total derivatives	(11)	(26)
Cash Flow [Member] | Interest Rate Swaps [Member]
Derivative Liabilities:
Derivative liabilities	(11)	(26)
Fair Value [Member]
Derivative Assets:
Derivative assets	2,561	2,700
Derivative Liabilities:
Derivative liabilities	(137)	(243)
Net total derivatives	2,424	2,457
Fair Value [Member] | Interest Rate Swaps [Member]
Derivative Assets:
Derivative assets	1,396	1,471
Derivative Liabilities:
Derivative liabilities	(1)
Fair Value [Member] | Cross-Currency Interest Rate Swaps [Member]
Derivative Assets:
Derivative assets	1,165	1,229
Derivative Liabilities:
Derivative liabilities	(136)	(243)
Trading [Member]
Derivative Assets:
Derivative assets	224	393
Derivative Liabilities:
Derivative liabilities	(2,351)	(2,788)
Net total derivatives	(2,127)	(2,395)
Trading [Member] | Interest Rate Swaps [Member]
Derivative Assets:
Derivative assets	150	262
Derivative Liabilities:
Derivative liabilities	(197)	(244)
Trading [Member] | Cross-Currency Interest Rate Swaps [Member]
Derivative Assets:
Derivative assets	70	130
Trading [Member] | Other [Member]
Derivative Assets:
Derivative assets	4	1
Trading [Member] | Floor Income Contracts [Member]
Derivative Liabilities:
Derivative liabilities	$ (2,154)	$ (2,544)